Short-Term Borrowings And Long-Term Debt (Schedule Of Short-Term Borrowings) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Short-term Debt [Line Items]
Short-term borrowings	¥ 330,423	¥ 269,444
Unsecured Short-Term Loans From Financial Institutions Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	39,238	49,909
Commercial Paper Denominated In Japanese Yen
Short-term Debt [Line Items]
Short-term borrowings	206,993	89,000
Unsecured Short-Term Loans from Financial Institutions Denominated in Foreign Currencies
Short-term Debt [Line Items]
Short-term borrowings	¥ 84,192	129,835
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings		¥ 700